Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.37%	0.22%
Total on- and off-balance sheet	$ 866,308	$ 538,065
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,052,521	768,640
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,050,326	766,407
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	587,347	405,633
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	251,955	174,400
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	83,780	54,305
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,599	14,431
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	21,002	12,694
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,714	117,924
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,978	2,041
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,204	2,889
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,058
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,814
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	59,279	54,334
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,723	$ 2,615
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	31.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%
Total on- and off-balance sheet	$ 828,495	$ 512,129
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,024,746	748,015
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,022,550	745,782
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	560,531	385,493
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	241,690	163,617
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	79,480	50,252
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	21,073	12,594
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17,576	10,662
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,326	117,874
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,533	1,564
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,089	2,873
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,136
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,468
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,645	53,882
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,568	$ 2,422
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.41%	1.05%
Total on- and off-balance sheet	$ 30,265	$ 22,958
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	23,074	18,475
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	23,074	18,475
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,309	18,131
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,009	9,955
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,071	4,038
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,493	1,331
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,293	1,524
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	266	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	406	438
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	106	12
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	922
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	114
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	439	312
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 59	$ 79
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	30.67%	21.57%
Total on- and off-balance sheet	$ 7,547	$ 2,978
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,701	2,150
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,701	2,150
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,506	2,009
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,256	828
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	229	15
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,033	506
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,133	508
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	122	50
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39	39
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9	4
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	232
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	194	141
Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	95	114
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,055,715	769,696
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,053,520	767,462
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	590,177	406,568
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	252,121	174,555
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	83,880	54,351
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,427	14,671
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	21,966	12,956
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,821	117,946
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,019	2,083
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,327	3,008
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,089
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,951
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	40,576	26,997
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	59,413	54,421
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,764	2,665
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	592,941	409,232
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	336,001	228,906
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	48,393	27,627
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	208,547	152,699
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	560,807	385,666
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	241,736	163,656
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	79,504	50,272
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	21,145	12,628
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	17,631	10,696
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	147,332	117,879
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,539	1,571
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,098	2,881
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,150
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,484
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	38,188	26,083
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	58,670	53,897
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,571	2,426
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	563,379	388,092
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	321,240	213,928
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	38,776	23,324
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	203,363	150,840
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,632	18,316
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,079	10,044
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,098	4,063
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,617	1,363
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,341	1,548
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	267	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	416	449
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	106	12
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	938
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	134
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,636	837
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	447	317
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	60	80
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,693	18,396
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	13,177	14,107
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,958	2,911
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,558	1,378
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	6,737	2,586
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,306	856
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	278	16
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,665	680
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,993	712
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	222	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	122	115
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	334
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	752	77
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	297	206
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	132	159
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	6,869	2,744
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,584	872
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,659	1,392
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,627	481
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(3,195)	(1,057)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(3,195)	(1,057)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,830)	(935)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (166)	$ (156)
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (100)	$ (46)
ECL coverage	0.12%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (828)	$ (241)
ECL coverage	3.13%	1.64%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (963)	$ (262)
ECL coverage	4.39%	2.02%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (107)	$ (22)
ECL coverage	0.07%	0.02%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (42)
ECL coverage	2.05%	2.00%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (122)	$ (119)
ECL coverage	2.83%	3.94%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (31)
ECL coverage	0.38%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (137)
ECL coverage	4.64%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.83%	0.18%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (135)	$ (87)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (41)	$ (49)
ECL coverage	1.49%	1.85%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.48%	0.24%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.70%	1.82%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.39%	0.18%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.07%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.79%	0.48%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.52%	0.47%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.85%	0.87%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.23%	0.25%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.38%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.33%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.11%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.20%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.67%	0.48%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (304)	$ (197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(304)	(197)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(276)	(173)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (46)	$ (39)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (20)
ECL coverage	0.03%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (72)	$ (34)
ECL coverage	0.34%	0.27%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (55)	$ (34)
ECL coverage	0.31%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (5)
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (6)
ECL coverage	0.39%	0.40%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (9)	$ (7)
ECL coverage	0.22%	0.25%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (14)
ECL coverage	0.20%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (15)
ECL coverage	0.62%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.10%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (25)	$ (16)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (4)	$ (4)
ECL coverage	0.14%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.33%	0.29%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (521)	$ (217)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(521)	(217)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(323)	(185)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (70)	$ (89)
ECL coverage	0.77%	0.88%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (27)	$ (25)
ECL coverage	0.66%	0.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (123)	$ (32)
ECL coverage	3.41%	2.37%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (47)	$ (24)
ECL coverage	2.03%	1.55%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.08%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ (11)
ECL coverage	2.56%	2.53%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.40%	0.62%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (16)
ECL coverage	1.75%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (19)
ECL coverage	14.47%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.56%	0.44%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (7)	$ (5)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ (1)
ECL coverage	1.59%	1.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.43%	1.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.73%	0.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.87%	1.93%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.61%	1.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (2,369)	$ (643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,369)	(643)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,230)	(577)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (50)	$ (28)
ECL coverage	3.86%	3.26%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (49)	$ (1)
ECL coverage	17.68%	5.94%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (632)	$ (174)
ECL coverage	37.95%	25.58%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (860)	$ (204)
ECL coverage	43.16%	28.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (101)	$ (17)
ECL coverage	45.31%	24.87%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (25)	$ (24)
ECL coverage	38.57%	38.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (113)	$ (111)
ECL coverage	92.58%	96.76%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (102)
ECL coverage	30.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	39.65%	23.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (103)	$ (66)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (37)	$ (44)
ECL coverage	27.85%	27.93%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	33.01%	22.63%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	6.28%	3.31%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	40.79%	27.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	41.52%	44.62%